Derivative Financial Instruments - Effect of Derivative Instruments on Consolidated Statements of Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), reclassified	$ 8	$ (22)	$ 35
Amount of gain (loss) recognized in income on derivative (amount excluded from hedge effectiveness)	12	8
Amount of gain (loss) recognized in income on derivative (ineffective portion)
Scenario, Forecast [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), reclassified	$ (16)